World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2015

Dates Covered
Collections Period	12/01/15 - 12/31/15
Interest Accrual Period	12/15/15 - 01/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/15	284,661,371.85	19,865
Yield Supplement Overcollateralization Amount at 11/30/15	7,009,717.19	0
Receivables Balance at 11/30/15	291,671,089.04	19,865
Principal Payments	12,607,342.36	330
Defaulted Receivables	607,786.16	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/15	6,507,635.19	0
Pool Balance at 12/31/15	271,948,325.33	19,501

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	35.18%

Prepayment ABS Speed	1.36%

Overcollateralization Target Amount	12,237,674.64
Actual Overcollateralization	12,237,674.64

Weighted Average APR	3.32%
Weighted Average APR, Yield Adjusted	5.01%
Weighted Average Remaining Term	38.70

Delinquent Receivables:
Past Due 31-60 days	6,133,059.80	345
Past Due 61-90 days	1,441,503.15	80
Past Due 91 -120 days	408,312.07	31
Past Due 121 + days	0.00	0
Total	7,982,875.02	456

Total 31+ Delinquent as % Ending Pool Balance	2.94%

Recoveries	318,033.35

Aggregate Net Losses/(Gains) - December 2015	289,752.81

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.19%
Prior Period Net Loss Ratio	1.28%
Second Prior Period Net Loss Ratio	1.29%
Third Prior Period Net Loss Ratio	1.03%
Four Month Average	1.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.33%

Flow of Funds	$ Amount

Collections	13,749,044.79
Advances	763.46
Investment Earnings on Cash Accounts	1,850.24
Servicing Fee	(243,059.24)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	13,508,599.25

Distributions of Available Funds
(1) Class A Interest	222,018.84
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	12,140,959.43
(7) Distribution to Certificateholders	1,123,248.08
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	13,508,599.25

Servicing Fee	243,059.24
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 12/15/15	271,851,610.12
Principal Paid	12,140,959.43
Note Balance @ 01/15/16	259,710,650.69

Class A-1
Note Balance @ 12/15/15	0.00
Principal Paid	0.00
Note Balance @ 01/15/16	0.00
Note Factor @ 01/15/16	0.0000000%

Class A-2
Note Balance @ 12/15/15	0.00
Principal Paid	0.00
Note Balance @ 01/15/16	0.00
Note Factor @ 01/15/16	0.0000000%

Class A-3
Note Balance @ 12/15/15	146,566,610.12
Principal Paid	12,140,959.43
Note Balance @ 01/15/16	134,425,650.69
Note Factor @ 01/15/16	57.2024045%

Class A-4
Note Balance @ 12/15/15	109,676,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	109,676,000.00
Note Factor @ 01/15/16	100.0000000%
Class B
Note Balance @ 12/15/15	15,609,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	15,609,000.00
Note Factor @ 01/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	244,391.74
Total Principal Paid	12,140,959.43
Total Paid	12,385,351.17

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	101,375.24
Principal Paid	12,140,959.43
Total Paid to A-3 Holders	12,242,334.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3283577
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.3122452
Total Distribution Amount	16.6406029

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4313840
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.6636571
Total A-3 Distribution Amount	52.0950411

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/15	62,047.20
Balance as of 12/31/15	62,810.66
Change	763.46

Reserve Account
Balance as of 12/15/15	1,903,544.61
Investment Earnings	242.52
Investment Earnings Paid	(242.52)
Deposit/(Withdrawal)	-
Balance as of 01/15/16	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61